Income Tax (Tables)	12 Months Ended
Mar. 31, 2024
Income Tax [Abstract]
Schedule of Current and Deferred Portion of Income Tax Expenses

The following table sets forth current and deferred portion of income tax expenses:

	For the year ended March 31,
	2022	2023	2024
	USD	USD	USD
Current income tax expenses	908,315	1,111,813	139,269
Deferred income tax expense (recovery)	(31,919)	(14,087)	(12,428)
Income tax expense	876,396	1,097,726	126,841

Schedule of Income Tax Expenses

Reconciliation between the income tax expenses computed by applying the Hong Kong enterprise tax rate to income before income taxes and actual provision were as follows:

	For the year ended March 31,
	2022	2023	2024
	USD	USD	USD
Income before income tax	5,360,038	7,753,877	910,501
Caymen Islands statutory income tax rate	0%	0%	0%
Income tax calculated at statutory rate	—	—	—
(Increase)/decrease in income tax expense resulting from:
Rate differences in various jurisdictions	884,406	1,279,390	150,233
Tax effect of non-taxable income	(12)	(190,729)	(6,736)
Tax effect of non-deductible expenditure	46,357	45,073	17,310
Tax reduction allowed by Hong Kong government(1)	(22,436)	(21,923)	(21,538)
Tax effect of deductible temporary difference	(31,919)	(14,085)	(12,428)
Income tax expense	876,396	1,097,726	126,841

(1)	One-off tax reduction provided by the Hong Kong government.

Schedule of Deferred Tax Assets and Liabilities
	As of March 31,
	2023	2024
	USD	USD
Deferred tax assets	79,626	91,971
Deferred tax liabilities	—	—
Deferred tax assets, net	79,626	91,971

Schedule of Deferred Tax Assets and Liabilities

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	As of March 31,
	2023	2024
	USD	USD
Deferred tax assets:
Property, plant and equipment	(11,440)	(22,940)
Impairment provision for inventories	59,545	78,705
Allowance for credit loss	5,971	3,761
Impairment provision for marketable debt securities	25,468	32,445
Fair value change in investment in marketable debt securities	82	-
Total deferred tax assets	79,626	91,971
Net deferred tax assets	79,626	91,971